Interest	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Interest

14 - INTEREST

	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2016
	$	$	$

Interest income	18,526	25,892	55,436
Interest expense	(2,934)	(3,663)	(4,163)
Total	15,591	22,229	51,273